Investments (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Investments
Fair Value	3,612,636
Cost or Amortized Cost	3,100,500
Pre-refunded bonds
Investments
Fair Value	8,367	11,265
Credit concentration | Corporate fixed maturity and equity securities | Investment rated as investment grade | Energy Sector
Investments
Concentration percentage	96.00%	93.00%
Investment portfolio | Credit concentration | Corporate fixed maturity and equity securities | Energy Sector
Investments
Cost or Amortized Cost	314,978	316,582
Gross Unrealized Gains	43,072	36,092
Investment portfolio | Credit concentration | Corporate fixed maturity and equity securities | Other individual European countries | Maximum
Investments
Concentration percentage	2.00%	2.00%
Investment portfolio | Credit concentration | States, municipalities and political subdivisions | Municipal revenue bonds
Investments
Concentration percentage	39.00%	43.00%
Investment portfolio | Credit concentration | States, municipalities and political subdivisions | Municipal revenue bonds | Individual U. S. states | Maximum
Investments
Concentration percentage	0.50%	0.50%
Investment portfolio | Credit concentration | States, municipalities and political subdivisions | Corporate fixed maturity and equity securities | United Kingdom
Investments
Concentration percentage	6.00%	6.00%